Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salary and employee benefits		$ 4.2	$ 4.5
Termination benefits		0.9	0.0
Share-based payments	[1]	18.1	15.1
Key Management Personnel Compensation		$ 23.2	$ 19.6

[1]	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RPSU plan (equity method) for key management personnel.